Stockholders’ Equity/(Deficit) - 2 (Details)							1 Months Ended	9 Months Ended		12 Months Ended
	Jun. 24, 2025 $ / shares shares	Jun. 13, 2025 shares	Jan. 24, 2025 $ / shares shares	Jan. 23, 2025 USD ($) $ / shares shares	Nov. 25, 2024 USD ($) $ / shares shares	Oct. 31, 2023 $ / shares shares	Apr. 30, 2024 shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) shares	Dec. 31, 2024 $ / shares shares	Sep. 18, 2025 shares	Sep. 17, 2025 shares	Aug. 15, 2025 $ / shares	Jun. 12, 2025 shares	Jun. 11, 2025 shares	May 01, 2025 shares	Feb. 28, 2025 $ / shares shares	May 14, 2024 shares	Apr. 01, 2024 shares	Mar. 31, 2024 shares	Dec. 31, 2023 $ / shares shares	Oct. 30, 2023 shares	Oct. 29, 2023 shares
Stockholders’ Equity/(Deficit) [Line Items]
Issuance of common stock										125,000
Common stock, shares authorized								985,000,000		70,000,000											10,000,000
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001					$ 0.0001		$ 0.0001		$ 0.0001											$ 0.0001
Dividends declared (in Dollars per share) | $ / shares
Warrants converted							25,369
Common stock, issued								9,147,963
Common stock, outstanding								9,147,963
Authorized capital	495,000,000							995,000,000			995,000,000	495,000,000						75,000,000	70,000,000	10,000,000		10,000,000	3,000,000
Preferred stock, authorized								10,000,000		5,000,000											0
Preferred stock, stated value (in Dollars per share) | $ / shares								$ 0.0001
Private Placement of Series B Preferred Stock (in Dollars) | $									$ 1,680,517
Warrants issued								115,216		39,808						5,813
Ownership interest, percentage				4.99%
Commitment Warrants
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares																	$ 67
2022 and 2023 Convertible Notes [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Aggregate principal amount (in Dollars) | $					$ 15,278,168
2022 and 2023 Convertible Notes [Member] | Prepaid Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants converted					25,369
Convertible Whiskey Special Ops Two Thousand Twenty Three Notes [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Convertible promissory notes converted					119,954					119,954
Convertible Whiskey Special Ops Two Thousand Twenty Three Notes [Member] | Prepaid Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants converted					27,346
Common Stock [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Common stock, shares authorized	490,000,000					9,500,000												70,000,000	69,500,000
Common stock. number of votes entitled						1		1
Convertible promissory notes converted								449,430
Repurchased shares									1
Warrants exercised								7,564,265		15,892
Common stock, shares authorized								985,000,000
Private Placement of Series B Preferred Stock (in Dollars) | $
Common Stock [Member] | Convertible Notes To Equity
Stockholders’ Equity/(Deficit) [Line Items]
Conversion of equity (in Dollars) | $								$ 382
Common Stock [Member] | Conversion of Whiskey Notes [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Aggregate principal amount (in Dollars) | $					$ 11,784,068
Conversion of equity (in Dollars) | $								$ 295
Commitment Warrants
Stockholders’ Equity/(Deficit) [Line Items]
Common stock, shares authorized						500,000
Founders of Common Stock
Stockholders’ Equity/(Deficit) [Line Items]
Common stock, shares authorized						500,000													500,000
Common stock. number of votes entitled						4		4
Additional Paid-in Capital [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Conversion of equity (in Dollars) | $					$ 11,783,773
Private Placement of Series B Preferred Stock (in Dollars) | $									$ 1,680,468
Additional Paid-in Capital [Member] | Convertible Notes To Equity
Stockholders’ Equity/(Deficit) [Line Items]
Conversion of equity (in Dollars) | $								$ 15,277,786
Additional Paid-in Capital [Member] | Conversion of Whiskey Notes [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Conversion of equity (in Dollars) | $								$ 11,783,773
Preferred Stock [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Preferred stock, authorized	5,000,000							10,000,000										5,000,000
2024 Plan
Stockholders’ Equity/(Deficit) [Line Items]
Issuance of common stock	250,000				125,000						1,750,000
Series B Preferred Stock [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Preferred stock, authorized				750,000				850,000
Preferred stock, authorized								850,000		0				850,000	750,000
Preferred stock, stated value (in Dollars per share) | $ / shares				$ 0.0001
Class of warrant exercise price (in Dollars per share) | $ / shares								$ 0.2
Common Stock [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Common stock, shares authorized																						9,500,000
Warrants issued								38,124
Class of warrant exercise price (in Dollars per share) | $ / shares													$ 0.2
Warrants issued maximum		500,000	250,000
Minimum [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Common stock, shares authorized						3,000,000
Authorized capital								495,000,000											10,000,000
Maximum [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Common stock, shares authorized						10,000,000
Authorized capital								995,000,000											70,000,000
IPO [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares					$ 80
IPO [Member] | 2022 and 2023 Convertible Notes [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Convertible promissory notes converted					165,607
Over-Allotment Option [Member] | Common Stock [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Repurchased shares										1
ELOC Purchase Agreement | Commitment Warrants
Stockholders’ Equity/(Deficit) [Line Items]
Warrants outstanding (in Dollars) | $				$ 75,000
Ownership interest, percentage				4.99%
ELOC Purchase Agreement | Common Stock [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Private placement of series B preferred stock								598,140
ELOC Purchase Agreement | Common Stock [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Private Placement of Series B Preferred Stock (in Dollars) | $				$ 15,000,000
Private placement of series B preferred stock	750,000
ELOC Purchase Agreement | Common Stock [Member] | Commitment Warrant
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued				3,358													3,358
ELOC Purchase Agreement | Common Stock [Member] | Commitment Warrants
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares			$ 0.02					$ 0.02